Employee Benefit Plan	12 Months Ended
Dec. 31, 2013
Employee Benefit Plan

14. Employee Benefit Plan

We have established a 401(k) tax-deferred savings plan (the “401(k) Plan”), which permits participants to make contributions by salary deduction pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended. We are responsible for administrative costs of the 401(k) Plan and have made no contributions to the 401(k) Plan since inception.